--------------------------
                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: February 28, 1997
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...24.60
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended June 30, 2002
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2002.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 1  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
--------------------------------------------------------------------------------------------------------------------------
3M CO                            COM           88579Y101    12,486         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
ALCOA INC                        COM            13817101     3,462         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM            25816109     3,793         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL           COM            26874107       629           9,226 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                  COM           00184A105       235          15,975 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
AT&T CORP                        COM             1957109     1,254         117,241 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                  COM            60505104       405           5,750 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                   COM            79860102       200           6,350 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY               CL A           84670108       334               5 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
BOEING CO                        COM            97023105     4,700         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                  COM           149123101     5,112         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP              COM            16676410       336           3,793 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                    COM           17275R102       267          26,300 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    COM           172967101     4,758         122,781 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY                COM           191216100     5,859         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP               COM           247025109       252           9,650 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                   UNIT SER 1       252787106       967         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS            COM           263534109     4,637         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY            COM           277461109     3,046         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION          COM           30231G102     5,264         128,641 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                       COM           313586109       277           3,750 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO              COM           369604103     4,048         139,341 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP              COM           370442105     5,582         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO               COM           428236103     1,760         115,145 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                       COM           437076102     4,146         112,891 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC               COM           438516106     3,679         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
INTEL CORP                       COM           458140100     2,346         128,391 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                  COM           459200101     7,952         110,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO           COM           460146103     4,551         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COM           478160104     6,030         115,386 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO                 COM           532457108       234           4,150 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES              COM           549463107        21          12,600 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                  COM           580135101     2,971         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------

                                  Page 1 of 2


                               Form 13F

Page 2  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
--------------------------------------------------------------------------------------------------------------------------
MERCK & CO                       COM           589331107     5,704         112,641 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   COM           594918104     6,755         123,491 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY            COM           616880100     3,789         111,681 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                      COM           68389X105       176          18,600 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      COM           713448108       307           6,360 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                      COM           717081103       777          22,200 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC            COM           718154107     4,890         111,941 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO              COM           742718109     9,742         109,091 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETRO            NY REG GLD1.25    780257804       412           7,450 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.          COM           78387G103     3,557         116,641 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC             COM           866810104        66          13,250 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP         COM           913017109     7,091         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS           COM           92343V104       397           9,900 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
VIACOM INC                       CL B          925524308       282           6,350 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC              COM           931142103     6,611         120,191 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO               COM Disney        254687106     1,974         104,441 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                   COM           949746101       295           5,900 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------
WYETH                            COM           983024100       251           4,900 sh        Sole        N/A        Sole
--------------------------------------------------------------------------------------------------------------------------


                                                           154,669
                                                           =======





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